Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)	Jul. 31, 2014 USD ($)
Significant Accounting Policies [Line Items]
Restricted cash		$ 553,000		$ 1,053,000	$ 453,000
Change in restricted cash	$ (350,000)	(500,000)	$ 100,000	600,000	(105,000)
Letter of credit, Irrivocable				500,000		$ 450,000
Allowances for doubtful accounts				0	0
Inventory lower of cost and market adjustment		995,000	$ 598,000	598,000	4,582,000
Impairment loss recognized				0	0
Deferred offering costs				1,419,000	0
Reserve for deferred costs of revenue				$ 0
Excise tax on medical devices				2.30%
Deferred commission				$ 221,000
Penalties and interest related to income taxes				0
Purchase commitments		$ 0		$ 0	1,502,000
Number of reportable segments | Segment				1
Software
Significant Accounting Policies [Line Items]
Property and equipment, useful life				3 years
Intellectual Property
Significant Accounting Policies [Line Items]
Intellectual property acquired					$ 500,000
Estimated useful life					3 years
Minimum | Property And Equipment
Significant Accounting Policies [Line Items]
Property and equipment, useful life				2 years
Maximum | Property And Equipment
Significant Accounting Policies [Line Items]
Property and equipment, useful life				15 years
Irrevocable Standby Letters of Credit
Significant Accounting Policies [Line Items]
Letters of credit drawn, amount				$ 0	$ 0